Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of future cash outflows

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows
Lease commitments not commenced	€—	€282	€3,382	€13,247	€16,912